Share capital	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share capital

15	Share capital

	2025	2024	2025	2024
	Number	Number	€	€
Ordinary share capital authorized Par value of €.01	100,000,000	100,000,000	1,000,000	1,000,000

Issued and fully paid Par value of €.01	25,000,000	25,000,000	250,000	250,000

Shares Issued and Fully Paid	2025	2024

As of January 1,	25,000,000	20,000,000
Additions	–	5,000,000
As of December 31,	25,000,000	25,000,000

On November 29, 2022, the Company was formed with an initial issuance of 12,258,458 shares of stock at € .01 par value for a total of € 122,585.

During the year ended 2023, the Company exchanged the outstanding 12,258,458 shares of stock in exchange for the purchase of intangible assets valued at €65,000,000 and issued an additional 7,741,542 shares of stock at €.01 par value for a total of €77,415.

During the year ended 2024, the Company issued 4,401,800 shares of stock to various creditors and shareholders in exchange of amounts due to them of €919,663 and issued 598,246 shares of stock to its officers in exchange for amounts due to them of €5,600,000.

The Company is not subject to any externally imposed capital requirements.